Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2014	2015
	US$	US$
Wages and bonus	12,093	20,365
Dividends	153	15,839
Research and development payable	2,468	2,953
License fees and royalties	2,982	4,173
Professional fees	1,714	2,126
Equipment	1,170	1,285
Others	3,066	5,340

	23,646	52,081